Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current asset
Cash	$ 442,745	$ 171,540	$ 362,570
Prepaid expenses and other current assets	248,918	99,735	176,869
Total Current Assets	691,663	271,275	539,439
Cash and marketable securities held in Trust Account	130,240,715	130,681,047	130,311,535
TOTAL ASSETS	130,932,378	130,952,322	130,850,974
Current liabilities:
Accounts payable and accrued expenses	221,010	147,830	126,891
Income taxes payable		5,883	26,934
Due to Sponsor	16,458	16,458	16,458
Promissory note – related party	400,339	339	339
Total Current liabilities	637,807	170,510	170,622
Warrant liability	4,779,876	3,950,311	1,975,155
Deferred tax liability	432	432	48
Total Liabilities	5,418,115	4,121,253	2,145,825
Commitments
Common stock subject to possible redemption 12,032,081 and 12,133,696 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	120,514,260	121,831,059	123,705,148
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized; 4,339,859 and 4,238,244 shares issued and outstanding (excluding 12,032,081 and 12,133,696 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	435	424	402
Additional paid-in capital	6,884,301	5,567,513	3,693,446
Accumulated Deficit	(1,884,733)	(567,927)	1,306,153
Total Stockholders’ Equity	5,000,003	5,000,010	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	130,932,378	130,952,322	130,850,974
LEAFLY HOLDINGS, INC [Member]
Current asset
Cash and cash equivalents	28,013,000	4,818,000	5,739,000
Accounts receivable, net of allowance for doubtful accounts of $1,1	2,784,000	2,398,000	1,850,000
Prepaid expenses and other current assets	1,345,000	1,286,000	1,570,000
Operating lease right-of-use assets		230,000
Restricted cash	142,000	116,000	116,000
Total Current Assets	32,284,000	8,848,000	9,275,000
Property and equipment, net	360,000	523,000	900,000
Other assets	82,000	92,000	590,000
TOTAL ASSETS	32,726,000	9,463,000	10,765,000
Current liabilities:
Accounts payable	1,263,000	1,599,000	4,926,000
Accrued expenses	5,236,000	3,538,000	2,035,000
Related party payables	56,000	645,000
Deferred revenue	2,079,000	1,585,000	2,086,000
Total Current liabilities	8,634,000	7,367,000	9,047,000
Other liabilities		27,000	384,000
Convertible promissory notes	23,820,000		6,520,000
Commitments
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		2,000
Common stock, $0.0001 par value; 50,000,000 shares authorized; 4,339,859 and 4,238,244 shares issued and outstanding (excluding 12,032,081 and 12,133,696 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	8,000	8,000	8,000
Additional paid-in capital	60,434,000	59,805,000	42,588,000
Accumulated Deficit	(60,172,000)	(57,746,000)	(47,782,000)
Total Stockholders’ Equity	272,000	2,069,000	(5,186,000)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	32,726,000	9,463,000	$ 10,765,000
Series A Preferred Stock | LEAFLY HOLDINGS, INC [Member]
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	$ 2,000	$ 2,000